Equity-accounted Investments - Additional Information (Detail) shares in Millions	1 Months Ended											3 Months Ended	12 Months Ended			108 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) ft³	Dec. 31, 2015 USD ($) vessel	Dec. 31, 2015 USD ($) floating_storage_unit	Oct. 31, 2014 USD ($) shares	Jul. 31, 2014 vessel	Jun. 30, 2014 USD ($) vessel m³	Jan. 31, 2014 USD ($) shares	Feb. 28, 2013 USD ($)	Nov. 30, 2011 USD ($) vessel	Nov. 30, 2013 vessel	Dec. 31, 2016 USD ($) vessel ft³ m³	Dec. 31, 2015 USD ($) vessel	Dec. 31, 2014 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 NOK / shares	Dec. 21, 2016	Sep. 30, 2015 USD ($)	Jun. 30, 2013
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel												5
Advances to equity accounted joint venture partner	$ 1,083,590,000	$ 1,083,590,000	$ 1,083,590,000	$ 1,083,590,000	$ 1,083,590,000								$ 1,299,854,000	$ 1,083,590,000		$ 1,299,854,000
Equity method investment, ownership interest	17.62%	17.62%	17.62%	17.62%	17.62%								100.00%	17.62%		100.00%
Investment in equity private placement	$ 905,159,000	$ 905,159,000	$ 905,159,000	$ 905,159,000	$ 905,159,000								$ 1,010,308,000	$ 905,159,000		$ 1,010,308,000
Investments in joint venture													61,885,000	40,595,000	$ 79,602,000
Equity income													85,639,000	102,871,000	128,114,000
Unrealized gain (loss) on interest rate swaps													$ 8,700,000	5,900,000	$ 1,100,000
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest													52.00%			52.00%
Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest													18.00%			18.00%
Newbuildings [Member]
Schedule of Equity Method Investments [Line Items]
Expected cost of project													$ 3,000,000,000
FPSO [Member] | Itajai FPSO Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Operating lease arrangement period, lessor													9 years
Sevan Marine [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest											40.00%		43.00%			43.00%
Investment in equity private placement											$ 25,000,000
Quoted market value of investment of existing contract	$ 44,900,000	$ 44,900,000	$ 44,900,000	$ 44,900,000	$ 44,900,000								$ 44,900,000	$ 44,900,000		$ 44,900,000
Sevan Marine [Member] | FPSO [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel											2
Odebrecht Oil & Gas S.A. [Member]
Schedule of Equity Method Investments [Line Items]
Operating lease arrangement period, lessor													12 years
Expected cost of project						$ 1,000,000,000
Equity method investment, ownership interest						50.00%
Odebrecht Oil & Gas S.A. [Member] | FPSO [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest																				50.00%
Ras Gas Three [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel													4
Teekay LNG [Member] | Exmar LNG Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel													2
Teekay LNG [Member] | Exmar LNG Joint Venture [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest													50.00%			50.00%
Teekay LNG [Member] | Exmar LNG Joint Venture [Member] | Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest													49.00%			49.00%
Teekay LNG [Member] | Newbuildings [Member] | Liquefied Natural Gas [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel														9
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	30.00%	30.00%	30.00%	30.00%	30.00%								30.00%	30.00%		30.00%
Advances to equity accounted joint venture partner	$ 0	$ 0	$ 0	$ 0	$ 0								$ 62,900,000	$ 0		$ 62,900,000
Investments in and advances to affiliates													$ 100,000	$ 0
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member] | Liquefied Natural Gas [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel				9
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member] | Daewoo Shipbuilding & Marine Engineering Co. Ltd. [Member] | Modified Vessel [Member]
Schedule of Equity Method Investments [Line Items]
Number of floating storage units				1	1
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member] | Daewoo Shipbuilding & Marine Engineering Co. Ltd. [Member] | Lease Agreements [Member]
Schedule of Equity Method Investments [Line Items]
Operating lease arrangement period, lessor	20 years													20 years
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member] | Nogaholding [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	30.00%	30.00%	30.00%	30.00%	30.00%								30.00%	30.00%		30.00%
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member] | GIC [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	24.00%	24.00%	24.00%	24.00%	24.00%								24.00%	24.00%		24.00%
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member] | Samsung [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	16.00%	16.00%	16.00%	16.00%	16.00%								16.00%	16.00%		16.00%
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member] | LNG receiving and regasification terminal [Member]
Schedule of Equity Method Investments [Line Items]
Capacity of production facility, per day | ft³			800,000,000
Expected cost of project		$ 960,000,000											$ 960,000,000
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member] | LNG receiving and regasification terminal [Member] | Lease Agreements [Member]
Schedule of Equity Method Investments [Line Items]
Operating lease arrangement period, lessor	20 years												20 years
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member] | LNG receiving and regasification terminal [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Capacity of production facility, per day | ft³													800,000,000
Teekay LNG [Member] | Yamal LNG Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Advances to equity accounted joint venture partner	$ 96,900,000	96,900,000	$ 96,900,000	$ 96,900,000	$ 96,900,000								$ 146,700,000	$ 96,900,000		$ 146,700,000
Investments in and advances to affiliates													9,400,000	$ 4,800,000
Equity method investment, ownership interest							50.00%
Teekay LNG [Member] | Yamal LNG Joint Venture [Member] | Newbuildings [Member]
Schedule of Equity Method Investments [Line Items]
Expected cost of project													$ 2,100,000,000
Number of vessels | vessel							6						6
Equity method investment, ownership interest													50.00%			50.00%
Volume of vessels | m³													172,000
Teekay LNG [Member] | BG Joint Venture [Member] | Newbuildings [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel													4
Teekay LNG [Member] | BG Joint Venture [Member] | Newbuildings [Member] | Shipbuilding supervision and crew training services [Member]
Schedule of Equity Method Investments [Line Items]
Operating lease arrangement period, lessor								20 years
Expected cost of project								$ 1,000,000,000
Number of vessels | vessel								4					4
Volume of vessels | m³								174,000
Teekay LNG [Member] | Exmar LPG Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel													19
Co-venturer interest in joint venture										50.00%
Investments in joint venture										$ 133,100,000
Difference between carrying amount and book value										(6,000,000)
Teekay LNG [Member] | Exmar LPG Joint Venture [Member] | Newbuildings [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel													4
Teekay LNG [Member] | Teekay LNG-Marubeni Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel													6
Equity method investment, ownership interest													52.00%			52.00%
Teekay LNG [Member] | Angola LNG Carriers [Member] | Newbuildings [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel													4
Equity method investment, ownership interest													33.00%			33.00%
Volume of vessels | m³													160,400
Teekay LNG [Member] | Ras Gas Three [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest													40.00%			40.00%		40.00%
Teekay LNG [Member] | London Interbank Offered Rate (LIBOR) [Member] | Bahrain LNG Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Debt instrument spread on variable rate													1.25%
Teekay LNG [Member] | London Interbank Offered Rate (LIBOR) [Member] | Yamal LNG Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Debt instrument spread on variable rate													3.00%
Teekay and Teekay Tankers [Member]
Schedule of Equity Method Investments [Line Items]
Combined interest of shares held in investment owned													19.55%	17.62%
Teekay and Teekay Tankers [Member] | Tanker Investments Limited [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest									20.00%
Issuance of equity private placement									$ 250,000,000
Equity method investment									$ 50,000,000
Quoted market value of investment of existing contract	$ 72,800,000	$ 72,800,000	$ 72,800,000	$ 72,800,000	$ 72,800,000								$ 24,700,000	$ 72,800,000		$ 24,700,000
Teekay Offshore [Member] | FPSO [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest																				50.00%
Teekay Tankers [Member] | High-Q Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest													50.00%			50.00%
Teekay Tankers [Member] | Tanker Investments Limited [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership acquired						2.43%
Common Stock [Member]
Schedule of Equity Method Investments [Line Items]
Common stock repurchased value																$ 162,300,000
Common Stock [Member] | Teekay and Teekay Tankers [Member] | Tanker Investments Limited [Member]
Schedule of Equity Method Investments [Line Items]
Purchase of common stock (in shares) | shares									5.0
Common Stock [Member] | Teekay Tankers [Member] | Tanker Investments Limited [Member]
Schedule of Equity Method Investments [Line Items]
Purchase of common stock (in shares) | shares						0.9
Common stock repurchased value													$ 87,600,000
Common Stock [Member] | Teekay Tankers [Member] | Tanker Investments Limited [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Common stock repurchase, amount authorized						$ 30,000,000													$ 60,000,000
Share Repurchase Program October Two Thousand And Fourteen [Member] | Common Stock [Member] | Teekay Tankers [Member] | Tanker Investments Limited [Member]
Schedule of Equity Method Investments [Line Items]
Average price per share (in dollars per share) | NOK / shares																	NOK 88.31
Pro Rata Share [Member] | Teekay LNG [Member] | Exmar LPG Joint Venture [Member] | Newbuildings [Member] | Shipbuilding supervision and crew training services [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel													4
Equity method investment, ownership interest													50.00%			50.00%
Secured debt [Member] | Pro Rata Share [Member] | Teekay LNG [Member] | Exmar LPG Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Pro rata share of existing debt and lease obligations										$ 108,000,000